Debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Debt Obligations	Our debt obligations consist of the following:

	December 31,
	2018	2017
Term Debt, interest rate of 5.8% and 5.1% as of December 31, 2018 and 2017, respectively	$678.3	$657.3
Senior Notes, interest rate of 11.0% as of December 31, 2017	—	475.0
Revolving Credit Facility ($300.0 available capacity less amounts reserved for letters of credit, which were $2.7 as of December 31, 2018, and $130.0 available capacity less amounts reserved for letters of credit, which were $2.9 as of December 31, 2017)	—	—
Canada Line of Credit (CDN $7.0 available capacity as of December 31, 2018 and 2017; USD $5.1 as of December 31, 2018 and USD $5.6 as of December 31, 2017)	—	—
Total debt	678.3	1,132.3
Less unamortized discount on Term Debt	1.7	0.9
Less unamortized debt issuance costs on Senior Notes and Term Debt	6.3	11.6
Less current portion of long-term debt	6.8	—
Long-term debt, less current portion	$663.5	$1,119.8

Schedule of Future Principal Payments and Maturities of Indebtedness	The future principal payments and maturities of our indebtedness are as follows:
Years Ending December 31,	Amount
2019	$6.8
2020	6.8
2021	6.8
2022	6.8
2023	6.8
Thereafter	644.3
$678.3